Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002

Dear Shareholder:

During the six-month period ended June 30, 2002, the U.S. economy began to recover from recession and the impact of September 11. Real gross domestic product (GDP) accelerated to an annualized rate of 5.0 percent in the first quarter of 2002. The resiliency of the U.S. consumer and slower inventory depletion were significant factors in this improvement. During the second quarter, the majority of the economic data remained positive, although worldwide political events and the effect of corporate accounting scandals on equities brought the sustainability of the recovery into question.

Throughout 2001, the Federal Reserve Board aggressively cut the federal funds rate by a total of 475 (4.75 percent) basis points, to the current level of 1.75 percent. As the economy gained momentum in the first few months of 2002 there was a general consensus forecast that the Fed would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns and yields generally rose. By late spring, however, the consensus shifted as labor market and capital-spending indicators remained soft and new disclosures on corporate integrity spurred a flight to quality. Most importantly, statements by Federal Reserve officials began to indicate that there would be no rush to tighten monetary policy. The bond market responded favorably by scaling back expectations of rate hikes, and yields declined.

Municipal Market Conditions

The municipal market was influenced by the economy and the turmoil in the equity markets. The yield on the 30-year insured municipal bond index, which stood at
5.36 percent at the end of 2001, reached a high of 5.45 percent in March 2002, before declining to 5.27 percent in June 2002. Throughout the period, the slope of the municipal yield curve remained positive. The yield pickup for extending maturities from one to 30 years was 365 basis points (3.65 percent). This is the steepest yield curve since 1985.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge for the relative value of municipals. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year Treasuries declined from 98 percent in December 2001 to 96 percent by the end of June 2002. In the 10-year range, the ratio declined from 90 percent in December to 86 percent in June.

In much the same way homeowners refinance their mortgages, state and local governments took advantage of lower interest rates to refinance outstanding debt during the first six months of 2002. This activity contributed to a surge in municipal bond underwriting and long-term volume

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

increased 20 percent to a record $162 billion. Refunded issues represented almost one-quarter of the total. New York issuers, led by the refinancing of the New York Metropolitan Transportation Authority's outstanding debt accounted for 13 percent of national volume.

                       [BONDS YIELD LINE & BAR GRAPHS]

                                                    Insured Municipal Yields
               Insured                                 as a Percentage of
           Municipal Yields   U.S. Treasury Yields    U.S. Treasury Yields
                 6.3%                 7.39%                 85.25%
1993             6%                   6.92%                 86.71%
                 5.65%                6.67%                 84.71%
                 5.35%                6.02%                 88.9%
                 5.4%                 6.34%                 85.17%
1994             6.4%                 7.09%                 90.27%
                 6.5%                 7.61%                 85.41%
                 6.55%                7.81%                 83.87%
                 6.75%                7.88%                 85.66%
1995             6.15%                7.43%                 82.77%
                 6.1%                 6.62%                 92.15%
                 5.95%                6.48%                 91.82%
                 5.35%                5.94%                 90.07%
1996             5.85%                6.66%                 87.84%
                 5.9%                 6.89%                 85.63%
                 5.7%                 6.93%                 82.25%
                 5.6%                 6.63%                 84.46%
1997             5.9%                 7.10%                 83.1%
                 5.6%                 6.78%                 82.6%
                 5.4%                 6.40%                 84.38%
                 5.15%                5.92%                 86.99%
1998             5.25%                5.93%                 88.53%
                 5.2%                 5.65%                 92.04%
                 4.95%                5.00%                 99%
                 5.05%                5.10%                 99.02%
1999             5.15%                5.63%                 91.47%
                 5.47%                5.96%                 91.78%
                 5.83%                6.05%                 96.36%
                 5.97%                6.48%                 92.13%
2000             5.82%                5.83%                 99.83%
                 5.84%                5.90%                 98.98%
                 5.74%                5.89%                 97.45%
                 5.27%                5.46%                 96.52%
2001             5.26%                5.44%                 96.69%
                 5.35%                5.76%                 92.88%
                 5.2%                 5.42%                 95.94%
                 5.36%                5.47%                 97.99%
2002             5.43%                5.80%                 93.62%
                 5.27%                5.51%                 95.64%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance

For the six months ended June 30, 2002, Morgan Stanley New York Tax-Free Income Fund Class B shares returned 4.20 percent. The Fund modestly underperformed the Lehman Brothers Municipal Bond Index (Lehman Index), which returned 4.64 percent.* The Lehman Index is more heavily weighted toward short and intermediate term securities and does not include expenses. The Fund's A, C and D shares returned 4.49 percent, 4.11 percent and 4.40 percent, respectively. Total return figures assume the reinvestment of all dividends and distributions but do

---------------------
*The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

not reflect applicable sales charges. The performance of the Fund's four share classes varies because of differing expenses.

Portfolio Structure

The Fund's net assets of $138 million were diversified among 12 long-term sectors and 40 credits. At the end of June, the portfolio's average maturity was 17 years. Average duration of the portfolio, a measure of sensitivity to interest rate changes, was 7.0 years. Generally, a portfolio with a longer duration will have greater price volatility. The Fund maintained its high-credit-quality profile by continuing to invest in investment-grade securities in essential service sectors. More than 90 percent of the long-term portfolio is rated A or better. The accompanying charts provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost
(book) yields are also shown.

Looking Ahead

The Federal Reserve Board's cautious approach toward tightening monetary policy has helped stabilize the fixed-income markets. We believe that the relationship between high-grade tax-exempt securities and Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors in the highest tax brackets, the adjustment of municipal yields to their taxable equivalents offers a significant advantage.

We appreciate your ongoing support of Morgan Stanley New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

[LONG TERM SECTORS BAR CHART]
LARGEST SECTORS AS OF JUNE 30, 2002 (% OF NET ASSETS)

Education                                                                         13%
Transportation                                                                    13%
General Obligation                                                                11%
Water & Sewer                                                                      9%
Mortgage                                                                           8%
IDR/PCR*                                                                           7%
Refunded                                                                           6%
Hospital                                                                           5%

*INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
 PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE

[CREDIT RATINGS PIE CHART]
CREDIT RATINGS AS OF JUNE 30, 2002 (% OF LONG-TERM PORTFOLIO)

AAA OR AAA                                    AA OR AA                A OR A               BAA OR BBB                 NR
----------                                    --------                ------               ----------                 --
33%                                            39%                    20%                     5%                     3%

As measured by Moody's Investor's Service, Inc. or Standard & Poor's Corp Portfolio structure is subject to change
[GEOGRAPHIC SUMMARY OF INVESTMENTS TABLE]

1-5|YEARS                                                                         8.2%
5-10|Years                                                                        7.6%
10-15|Years                                                                      32.1%
15-20|Years                                                                      21.1%
20-30|Years                                                                      25.9%
30+|Years                                                                         5.1%

WEIGHTED AVERAGE MATURITY: 17 YEARS
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2002 continued

[LONG TERM SECTORS PIE CHART]

YEARS BONDS CALLABLE
2002                                                                         13%                            7.3%
2003                                                                          2%                            7.8%
2004                                                                          7%                            5.8%
2005                                                                          5%                            6.6%
2006                                                                         11%                            6.5%
2007                                                                          1%                            5.6%
2008                                                                         10%                            5.3%
2009                                                                          4%                            5.5%
2010                                                                         15%                            5.6%
2011                                                                          7%                            5.0%
2012+                                                                        25%                            5.6%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 7.3% ON 13% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE

Morgan Stanley New York Tax-Free Income Fund

ANNUAL HOUSEHOLDING NOTICE - JUNE 30, 2002

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley New York Tax-Free Income Fund
FUND PERFORMANCE - JUNE 30, 2002

              AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED 6/30/02
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
1 Year                       5.69%(1)    1.20%(2)
Since Inception (7/28/97)    4.93%(1)    4.01%(2)
                CLASS B SHARES**
-------------------------------------------------
1 Year                       5.13%(1)    0.13%(2)
5 Years                      4.89%(1)    4.56%(2)
10 Years                     5.28%(1)    5.28%(2)
                 CLASS C SHARES+
-------------------------------------------------
1 Year                       5.04%(1)    4.04%(2)
Since Inception (7/28/97)    4.32%(1)    4.32%(2)
                CLASS D SHARES++
-------------------------------------------------
1 Year                       5.74%(1)
Since Inception (7/28/97)    5.10%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 4.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C is 1% for shares redeemed
     within one year of purchase.
++   Class D has no sales charge.

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Municipal Bonds+ (92.3%)
            General Obligation (10.7%)
            Monroe County,
$  1,000      Public Improvement Refg 1996............................   6.00%   03/01/13    $  1,157,240
   1,000      Public Improvement Refg 1996............................   6.00    03/01/15       1,159,400
            New York City,
   2,000      Various Purpose 1973....................................   3.50    05/01/03       2,027,400
     605      1997 Ser D..............................................   6.00    08/01/06         607,305
            New York State,
   1,000      Ser 1996 A Refg.........................................   6.00    07/15/08       1,131,680
   3,500      Ser 1995 B Refg.........................................   5.70    08/15/13       3,768,485
   5,000    Puerto Rico, Public Improvement Refg Ser 1987 A...........   3.00    07/01/06       4,998,100
--------                                                                                     ------------
  14,105                                                                                       14,849,610
--------                                                                                     ------------
            Educational Facilities Revenue (13.2%)
     500    Hempstead Industrial Development Agency, Hofstra
              University Ser 1996 (MBIA)..............................   5.80    07/01/15         536,310
   2,500    New York City Industrial Development Agency, Polytechnic
              University 2000.........................................   6.00    11/01/20       2,577,475
            New York State Dormitory Authority,
     965      City University Ser 1992 U..............................   6.375   07/01/08         987,822
   3,000      City University Ser 1993 A..............................   5.75    07/01/09       3,351,120
   1,000      Nassau County BOCES Ser 2001 (FSA)......................   5.25    08/15/21       1,012,960
   1,000      New York University Ser 1998 A (MBIA)...................   5.75    07/01/15       1,135,820
   1,000      New York University Ser 2 2001 (Ambac)..................   5.00    07/01/31         962,970
   3,000      State University Ser 1989 B.............................   0.00    05/15/05       2,757,690
   2,000      State University Ser 1993 C.............................   5.375   05/15/13       2,075,260
   2,000      State University 1993 Ser A.............................   5.25    05/15/15       2,167,740
     500      University of Rochester Ser 1993 A......................   5.625   07/01/12         528,900
--------                                                                                     ------------
  17,465                                                                                       18,094,067
--------                                                                                     ------------
            Electric Revenue (3.8%)
            Long Island Power Authority,
   5,000      Ser 2000 A (FSA)........................................   0.00    06/01/18       2,334,600
   1,000      Ser 1998 A (FSA)........................................   5.125   12/01/22       1,002,220
   2,000    New York State Power Authority, Ser 2000 A................   5.25    11/15/40       1,973,840
--------                                                                                     ------------
   8,000                                                                                        5,310,660
--------                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Hospital Revenue (4.5%)
$  4,435    New York State Medical Care Facilities Finance Agency,
              Hospital & Nursing Home - FHA Insured Mtge 1993 Ser B...   5.50%   02/15/22    $  4,750,905
   1,500    New York City Industrial Development Agency, Staten Island
              University Hospital Ser B...............................   6.375   07/01/31       1,500,210
--------                                                                                     ------------
   5,935                                                                                        6,251,115
--------                                                                                     ------------
            Industrial Development/Pollution Control Revenue (7.4%)
            New York City Industrial Development Agency,
   1,000      Airis JFK Ser 2001A.....................................   5.50    07/01/28         939,570
   2,000      Brooklyn Navy Yard Cogeneration Partners LP
              Ser 1997 (AMT)**........................................   5.75    10/01/36       1,976,180
   6,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1991 Ser A (AMT)..................  12.099++ 07/01/26       7,276,920
--------                                                                                     ------------
   9,000                                                                                       10,192,670
--------                                                                                     ------------
            Mortgage Revenue - Multi-Family (7.8%)
            New York City Housing Development Corporation,
   2,052      East Midtown Project - FHA Ins Sec 223..................   6.50    11/15/18       2,158,114
   2,089      Ruppert Proj - FHA Ins Sec 223..........................   6.50    11/15/18       2,195,983
   6,000    New York State Housing Finance Agency, 1996 Ser A Refg
              (FSA)...................................................   6.10    11/01/15       6,465,120
--------                                                                                     ------------
  10,141                                                                                       10,819,217
--------                                                                                     ------------
            Nursing & Health Related Facilities Revenue (3.2%)
            New York State Medical Care Facilities Nursing Agency,
   2,295      Long Term Health Care 1992 Ser D (FSA)..................   6.50    11/01/15       2,375,876
   2,000      Mental Health Services 1993 Ser F Refg..................   5.25    02/15/19       2,009,700
--------                                                                                     ------------
   4,295                                                                                        4,385,576
--------                                                                                     ------------
            Public Facilities Revenue (4.0%)
            Empire State Development Corporation,
   2,000      Personal Income Tax Ser 2002 A..........................   5.375   03/15/19       2,086,400
   1,750      Personal Income Tax Ser 2002 A..........................   5.375   03/15/20       1,816,238
     500    New York City Cultural Resources Trust, The New York
              Botanical Garden Ser 1996 (MBIA)........................   5.75    07/01/16         546,670
   1,035    New York City Industrial Development Agency, Royal Charter
              Properties - The New York & Presbyterian Hospital
              Parking
              Ser 2001 (FSA)..........................................   5.25    12/15/32       1,030,301
--------                                                                                     ------------
   5,285                                                                                        5,479,609
--------                                                                                     ------------
            Transportation Facilities Revenue (12.8%)
     400    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge
              Ser 1995 (MBIA).........................................   5.75    01/01/25         421,444
   3,000    Metropolitan Transportation Authority, Transportation
              Refg Ser 2002A (Ambac)..................................   5.50    11/15/14       3,339,600

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            New York State Thruway Authority,
$    500      Local Highway & Bridge 2000 A (FSA).....................   6.00%   04/01/16    $    559,480
     500      Local Highway & Bridge Ser 2001 B (MBIA)................   5.25    04/01/17         522,325
   3,000      Local Highway & Bridge Ser 2000A........................   5.25    04/01/20       3,065,250
   1,000    Port Authority of New York & New Jersey, Cons 121 Ser
              (MBIA)..................................................   5.125   10/15/30         993,270
            Triborough Bridge & Tunnel Authority,
   2,000      Refg Ser 1998 A (MBIA)..................................   4.75    01/01/24       1,909,200
   3,000      Ser 2001 A..............................................   5.00    01/01/32       2,870,760
            Puerto Rico Highway & Transportation Authority,
   2,000      Refg Ser X..............................................   5.50    07/01/15       2,182,940
   2,000      Ser 1998 A..............................................   4.75    07/01/38       1,812,140
--------                                                                                     ------------
  17,400                                                                                       17,676,409
--------                                                                                     ------------
            Water & Sewer Revenue (8.5%)
            New York City Municipal Water Finance Authority,
   2,000      1998 Ser D**............................................   4.75    06/15/25       1,847,360
   3,000      2001 Ser B..............................................   5.125   06/15/31       2,913,990
   2,000    New York State Environmental Facilities Corporation, Clean
              Drinking Water Ser 1998 C...............................   5.00    06/15/19       2,021,040
     500    Oneida-Herkimer Solid Waste Management Authority, Ser
              1992....................................................   6.65    04/01/05         522,880
   4,000    Suffolk Country Industrial Development Agency, Southwest
              Sewer Ser 1994 (FGIC)...................................   6.00    02/01/08       4,484,320
--------                                                                                     ------------
  11,500                                                                                       11,789,590
--------                                                                                     ------------
            Other Revenue (10.9%)
            New York City Transitional Finance Authority,
   2,000      2001 Ser A..............................................   5.375   02/15/22       2,047,420
   2,000      Refg 2003 Ser (WI)......................................   5.50    11/01/26       2,190,980
   5,000      2000 Ser C..............................................   5.50    11/01/29       5,362,250
   5,000    New York Local Government Assistance Corporation, Ser 1993
              C.......................................................   5.50    04/01/17       5,494,800
--------                                                                                     ------------
  14,000                                                                                       15,095,450
--------                                                                                     ------------
            Refunded (5.5%)
   2,790    New York State Dormitory Authority, Suffolk County
              Judicial Ser 1986 (ETM).................................   7.375   07/01/16       3,442,888
   4,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)...................................................   5.375   10/01/24       4,133,720
--------                                                                                     ------------
   6,790                                                                                        7,576,608
--------                                                                                     ------------
 123,916    Total New York Tax-Exempt Municipal Bonds (Cost $118,519,710).................    127,520,581
--------                                                                                     ------------

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Short-Term New York Tax-Exempt Municipal Obligations
              (7.9%)
$    100    New York State Dormitory Authority, Cornell University Ser
              1990 B (Demand 07/01/02)................................   1.80*%  07/01/23    $    100,000
   3,250    Jay Street Development Corporation, Courts Facility 2001
              Ser A-3 (Demand 07/01/02)...............................   1.95*   05/01/20       3,250,000
   1,000    Nassau County Industrial Development Agency, 1999 Cold
              Spring Harbor Lab (Demand 07/01/02).....................   1.85*   01/01/34       1,000,000
   1,600    New York City Municipal Water Finance Authority, 2000 Ser
              C (Demand 07/01/02).....................................   2.00*   06/15/33       1,600,000
   5,000    Puerto Rico Electric Power Authority, Power Ser O.........   5.00    08/02/02++     5,017,050
--------                                                                                     ------------
  10,950    Total Short-Term New York Tax-Exempt Municipal Obligations (Cost
            $10,092,634)..................................................................     10,967,050
--------                                                                                     ------------

$134,866    Total Investments (Cost $128,612,344) (a)...................   100.2%     138,487,631
========
            Liabilities in Excess of Other Assets.......................   (0.2)         (343,201)
                                                                           -----     ------------
            Net Assets..................................................   100.0%    $138,144,430
                                                                           =====     ============

---------------------

   AMT           Alternative Minimum Tax.
   ETM           Escrowed to maturity.
    WI           Security purchased on a "when-issued" basis.
    *            Current coupon of variable rate demand obligation.
    **           A portion of this security is segregated in connection with the purchase of a "when-issued" security.
    +            Puerto Rico issues represent 13.1% of net assets.
    ++           Refunded to call date shown.
    ++           Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related
                 short-term securities fluctuates.
   (a)           The aggregate cost for federal income tax purposes
                 approximates the aggregate cost for book purposes. The
                 aggregate gross unrealized appreciation is $10,136,013 and the aggregate gross unrealized depreciation is $260,726,
                 resulting in net unrealized appreciation of $9,875,287.

Bond Insurance:
--------------
  Ambac          Ambac Assurance Corporation.
   FGIC          Financial Guaranty Insurance Company.
   FSA           Financial Security Assurance Inc.
   MBIA          Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $128,612,344).......................................  $138,487,631
Cash........................................................        13,275
Receivable for:
    Interest................................................     1,854,414
    Investments sold........................................       115,000
    Shares of beneficial interest sold......................       109,207
Prepaid expenses and other assets...........................         4,326
                                                              ------------
    Total Assets............................................   140,583,853
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     2,169,920
    Distribution fee........................................        75,901
    Investment management fee...............................        61,781
    Dividends and distributions to shareholders.............        30,565
Accrued expenses............................................       101,256
                                                              ------------
    Total Liabilities.......................................     2,439,423
                                                              ------------
    Net Assets..............................................  $138,144,430
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $127,186,809
Net unrealized appreciation.................................     9,875,287
Accumulated undistributed net investment income.............       742,217
Accumulated undistributed net realized gain.................       340,117
                                                              ------------
    Net Assets..............................................  $138,144,430
                                                              ============
Class A Shares:
Net Assets..................................................    $3,078,954
Shares Outstanding (unlimited authorized, $.01 par value)...       262,278
    Net Asset Value Per Share...............................        $11.74
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 4.44% of net asset value).......        $12.26
                                                              ============
Class B Shares:
Net Assets..................................................  $120,526,813
Shares Outstanding (unlimited authorized, $.01 par value)...    10,273,069
    Net Asset Value Per Share...............................        $11.73
                                                              ============
Class C Shares:
Net Assets..................................................    $3,133,341
Shares Outstanding (unlimited authorized, $.01 par value)...       268,089
    Net Asset Value Per Share...............................        $11.69
                                                              ============
Class D Shares:
Net Assets..................................................   $11,405,322
Shares Outstanding (unlimited authorized, $.01 par value)...       975,481
    Net Asset Value Per Share...............................        $11.69
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2002 (unaudited)

Net Investment Income:
Interest Income.............................................  $3,759,130
                                                              ----------
Expenses
Distribution fee (Class A shares)...........................       2,870
Distribution fee (Class B shares)...........................     441,958
Distribution fee (Class C shares)...........................      12,484
Investment management fee...................................     374,339
Transfer agent fees and expenses............................      28,234
Professional fees...........................................      25,744
Shareholder reports and notices.............................      21,850
Trustees' fees and expenses.................................       9,382
Custodian fees..............................................       3,834
Other.......................................................       7,960
                                                              ----------
    Total Expenses..........................................     928,655
Less: expense offset........................................      (3,809)
                                                              ----------
    Net Expenses............................................     924,846
                                                              ----------
    Net Investment Income...................................   2,834,284
                                                              ----------
Net Realized and Unrealized Gain:
Net realized gain...........................................     340,127
Net change in unrealized appreciation.......................   2,428,589
                                                              ----------
    Net Gain................................................   2,768,716
                                                              ----------
Net Increase................................................  $5,603,000
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                                JUNE 30,     DECEMBER 31, 2002
                                                                  2002
                                                              ------------     ------------
                                                              (unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 2,834,284      $  5,514,179
Net realized gain...........................................      340,127           181,968
Net change in unrealized appreciation.......................    2,428,589        (1,215,524)
                                                              ------------     ------------
    Net Increase............................................    5,603,000         4,480,623
                                                              ------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (70,876)          (93,456)
    Class B shares..........................................   (2,347,798)       (4,764,234)
    Class C shares..........................................      (66,270)         (100,442)
    Class D shares..........................................     (275,467)         (503,040)
Net realized gain*
    Class A shares..........................................         (296)           (7,059)
    Class B shares..........................................      (11,609)         (320,593)
    Class C shares..........................................         (304)           (8,428)
    Class D shares..........................................       (1,101)          (28,905)
                                                              ------------     ------------
    Total Dividends and Distributions.......................   (2,773,721)       (5,826,157)
                                                              ------------     ------------
Net increase from transactions in shares of beneficial
  interest..................................................      869,751         1,469,483
                                                              ------------     ------------
    Net Increase............................................    3,699,030           123,949
Net Assets:
Beginning of period.........................................  134,445,400       134,321,451
                                                              ------------     ------------
End of Period
(Including accumulated undistributed net investment income
of $742,217 and $668,212, respectively).....................  $138,144,430     $134,445,400
                                                              ============     ============

---------------------

*Includes Short-Term Gains of:
 Class A shares.............................................  $   --           $      1,539
 Class B shares.............................................      --                 58,637
 Class C shares.............................................      --                  1,778
 Class D shares.............................................      --                  5,141
                                                              ------------     ------------
    Total Short-Term Gains..................................  $   --           $     67,095
                                                              ============     ============

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,436,056 at June 30, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.75%, respectively.

The Distributor has informed the Fund that for six months ended June 30, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $25,991 and $3,224, respectively and received $7,497 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2002 aggregated $9,322,543 and $9,175,126, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2002 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,590. At June 30, 2002, the Fund had an accrued pension liability of $56,850 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status

As of December 31, 2001, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities.

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At June 30, 2002, the Fund held positions in residual interest bonds having a total value of $7,276,920 which represents 5.3% of the Fund's net assets.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002 (UNAUDITED) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                               FOR THE SIX               FOR THE YEAR
                                                               MONTHS ENDED                 ENDED
                                                              JUNE 30, 2002           DECEMBER 31, 2001
                                                          ----------------------   ------------------------
                                                               (unaudited)
                                                           SHARES      AMOUNT        SHARES       AMOUNT
                                                          --------   -----------   ----------   -----------
CLASS A SHARES
Sold....................................................   511,945   $ 5,973,867    1,435,967   $16,896,291
Reinvestment of dividends and distributions.............     4,422        51,383        5,892        68,489
Redeemed................................................  (522,990)   (6,076,408)  (1,230,163)  (14,533,042)
                                                          --------   -----------   ----------   -----------
Net increase (decrease) - Class A.......................    (6,623)      (51,158)     211,696     2,431,738
                                                          --------   -----------   ----------   -----------
CLASS B SHARES
Sold....................................................   668,026     7,766,695    1,757,768    20,543,109
Reinvestment of dividends and distributions.............   110,308     1,283,546      248,547     2,893,624
Redeemed................................................  (737,948)   (8,576,769)  (2,278,600)  (26,605,134)
                                                          --------   -----------   ----------   -----------
Net increase (decrease) - Class B.......................    40,386       473,472     (272,285)   (3,168,401)
                                                          --------   -----------   ----------   -----------
CLASS C SHARES
Sold....................................................    31,982       371,625      214,953     2,508,753
Reinvestment of dividends and distributions.............     2,850        33,077        4,684        54,432
Redeemed................................................   (77,092)     (886,387)     (23,213)     (270,072)
                                                          --------   -----------   ----------   -----------
Net increase (decrease) - Class C.......................   (42,260)     (481,685)     196,424     2,293,113
                                                          --------   -----------   ----------   -----------
CLASS D SHARES
Sold....................................................   438,908     5,088,568       77,208       899,680
Reinvestment of dividends and distributions.............    12,605       146,268       22,264       258,744
Redeemed................................................  (373,287)   (4,305,714)    (106,841)   (1,245,391)
                                                          --------   -----------   ----------   -----------
Net increase (decrease) - Class D.......................    78,226       929,122       (7,369)      (86,967)
                                                          --------   -----------   ----------   -----------
Net increase in Fund....................................    69,729   $   869,751      128,466   $ 1,469,483
                                                          ========   ===========   ==========   ===========

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                      FOR THE SIX                FOR THE YEAR ENDED DECEMBER 31,                  JULY 28, 1997*
                                     MONTHS ENDED      ---------------------------------------------------           THROUGH
                                     JUNE 30, 2002       2001           2000          1999          1998        DECEMBER 31, 1997
                                     -------------     ---------      --------      --------      --------      ------------------
                                      (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value,
 beginning of period...............      $11.47          $11.56        $10.89        $11.90        $12.16             $12.02
                                         ------          ------        ------        ------        ------             ------

Income (loss) from investment
 operations:
    Net investment income..........        0.27            0.53          0.53          0.53          0.55               0.24
    Net realized and unrealized
    gain (loss)....................        0.26           (0.06)         0.66         (1.00)         0.13               0.14
                                         ------          ------        ------        ------        ------             ------

Total income (loss) from
 investment operations.............        0.53            0.47          1.19         (0.47)         0.68               0.38
                                         ------          ------        ------        ------        ------             ------

Less dividends and distributions
 from:
    Net investment income..........       (0.26)          (0.53)        (0.52)        (0.52)        (0.55)             (0.24)
    Net realized gain..............      --               (0.03)        --            (0.02)        (0.39)            --
                                         ------          ------        ------        ------        ------             ------

Total dividends and
 distributions.....................       (0.26)          (0.56)        (0.52)        (0.54)        (0.94)             (0.24)
                                         ------          ------        ------        ------        ------             ------

Net asset value,
 end of period.....................      $11.74          $11.47        $11.56        $10.89        $11.90             $12.16
                                         ======          ======        ======        ======        ======             ======

Total Return+......................        4.49%(1)        4.08%        11.29%        (4.03)%        5.68%              3.24%(1)

Ratios to Average Net Assets:
Expenses (before expense
 offset)...........................        0.87%(2)(3)(4)  0.94%(3)(4)   0.96%(3)(4)   0.89%(4)      0.93%(3)(4)        0.92%(2)

Net investment income..............        4.66%(2)(4)     4.50%(4)      4.78%(4)      4.58%(4)       4.50%(4)          4.78%(2)

Supplemental Data:
Net assets, end of period, in
 thousands.........................      $3,079          $3,084          $661          $408           $393               $94
Portfolio turnover rate............           7%(1)          11%           21%            3%            24%               10%

---------------------

     *   The date shares were first issued.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX
                                          MONTHS ENDED
                                          JUNE 30, 2002
                                          -------------
                                           (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.....      $11.48
                                               ------
Income (loss) from investment
 operations:
    Net investment income................        0.24
    Net realized and unrealized gain
     (loss)..............................        0.24
                                               ------
Total income (loss) from
 investment operations...................        0.48
                                               ------
Less dividends and
 distributions from:
    Net investment income................       (0.23)
    Net realized gain....................      --
                                               ------
Total dividends and distributions........       (0.23)
                                               ------
Net asset value, end of period...........      $11.73
                                               ======
Total Return+............................        4.20%(1)
Ratios to Average Net Assets:
Expenses (before expense offset).........        1.44%(2)(3)(4)
Net investment income....................        4.09%(2)(4)
Supplemental Data:
Net assets, end of period, in thousands.. $120,527
Portfolio turnover rate..................           7%(1)

                                                              FOR THE YEAR ENDED DECEMBER 31,
                                          -----------------------------------------------------------------------------------------
                                              2001               2000                1999            1998                1997*
                                          ------------       ------------        ------------    ------------       ---------------

Class B Shares
Selected Per Share Data:
Net asset value, beginning of period.....      $11.60             $10.91              $11.92          $12.16             $11.71
                                               ------             ------              ------          ------             ------
Income (loss) from investment
 operations:
    Net investment income................        0.47               0.47                0.46            0.49               0.51
    Net realized and unrealized gain
     (loss)..............................       (0.10)              0.69               (0.99)           0.15               0.45
                                               ------             ------              ------          ------             ------
Total income (loss) from
 investment operations...................        0.37               1.16               (0.53)           0.64               0.96
                                               ------             ------              ------          ------             ------
Less dividends and
 distributions from:
    Net investment income................       (0.46)             (0.47)              (0.46)          (0.49)             (0.51)
    Net realized gain....................       (0.03)             --                  (0.02)          (0.39)             --
                                               ------             ------              ------          ------             ------
Total dividends and distributions........       (0.49)             (0.47)              (0.48)          (0.88)             (0.51)
                                               ------             ------              ------          ------             ------
Net asset value, end of period...........      $11.48             $11.60              $10.91          $11.92             $12.16
                                               ======             ======              ======          ======             ======
Total Return+............................        3.26%             10.90%              (4.58)%          5.32%              8.43%
Ratios to Average Net Assets:
Expenses (before expense offset).........        1.46%(3)(4)        1.47%(3)(4)         1.48%(4)        1.44%(3)(4)        1.43%(3)
Net investment income....................        3.99%(4)           4.27%(4)            3.99%(4)        3.99%(4)           4.33%
Supplemental Data:
Net assets, end of period, in thousands..    $117,519           $121,867            $124,774        $162,659           $169,868
Portfolio turnover rate..................          11%                21%                  3%             24%                10%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date have been designated Class B shares.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                   FOR THE PERIOD
                                          FOR THE SIX                FOR THE YEAR ENDED DECEMBER 31,               JULY 28, 1997*
                                         MONTHS ENDED      ---------------------------------------------------        THROUGH
                                         JUNE 30, 2002       2001           2000          1999          1998     DECEMBER 31, 1997
                                         -------------     ---------      --------      --------      --------   ------------------
                                          (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period...      $11.46          $11.57        $10.89        $11.90        $12.14          $12.02
                                             ------          ------        ------        ------        ------          ------
Income (loss) from investment
 operations:
    Net investment income..............        0.24            0.47          0.47          0.46          0.48            0.22
    Net realized and unrealized gain
    (loss).............................        0.22           (0.09)         0.68         (0.99)         0.15            0.12
                                             ------          ------        ------        ------        ------          ------
Total income (loss) from investment
 operations............................        0.46            0.38          1.15         (0.53)         0.63            0.34
                                             ------          ------        ------        ------        ------          ------
Less dividends and distributions from:
    Net investment income..............       (0.23)          (0.46)        (0.47)        (0.46)        (0.48)          (0.22)
    Net realized gain..................      --               (0.03)        --            (0.02)        (0.39)        --
                                             ------          ------        ------        ------        ------          ------
Total dividends and distributions......       (0.23)          (0.49)        (0.47)        (0.48)        (0.87)          (0.22)
                                             ------          ------        ------        ------        ------          ------
Net asset value, end of period.........      $11.69          $11.46        $11.57        $10.89        $11.90          $12.14
                                             ======          ======        ======        ======        ======          ======
Total Return+..........................        4.11%(1)        3.33%        10.81%        (4.60)%        5.30%           2.83%(1)
Ratios to Average Net Assets:
Expenses (before expense offset).......        1.44%(2)(3)(4)  1.46%(3)(4)   1.47%(3)(4)    1.48%(4)     1.44%(3)(4)     1.40%(2)
Net investment income..................        4.09%(2)(4)     3.99%(4)      4.27%(4)       3.99%(4)     3.99%(4)         4.12%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.............................      $3,133          $3,557        $1,318           $840         $765             $108
Portfolio turnover rate................           7%(1)          11%          21%              3%          24%              10%

---------------------

     *   The date shares were first issued.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                   FOR THE PERIOD
                                          FOR THE SIX                FOR THE YEAR ENDED DECEMBER 31,               JULY 28, 1997*
                                         MONTHS ENDED      ---------------------------------------------------        THROUGH
                                         JUNE 30, 2002       2001           2000          1999          1998     DECEMBER 31, 1997
                                         -------------     ---------      --------      --------      --------   ------------------
                                          (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period...      $11.46          $11.58        $10.90        $11.91        $12.15          $12.02
                                             ------          ------        ------        ------        ------          ------
Income (loss) from investment
 operations:
    Net investment income..............        0.28            0.56          0.55          0.55          0.58            0.26
    Net realized and unrealized gain
    (loss).............................        0.22           (0.10)         0.68         (1.00)         0.15            0.13
                                             ------          ------        ------        ------        ------          ------
Total income (loss) investment
 operations............................        0.50            0.46          1.23         (0.45)         0.73            0.39
                                             ------          ------        ------        ------        ------          ------
Less dividends and distributions from:
    Net investment income..............       (0.27)          (0.55)        (0.55)        (0.54)        (0.58)          (0.26)
    Net realized gain..................      --               (0.03)        --            (0.02)        (0.39)        --
                                             ------          ------        ------        ------        ------          ------
Total dividends and distributions......       (0.27)          (0.58)        (0.55)        (0.56)        (0.97)          (0.26)
                                             ------          ------        ------        ------        ------          ------
Net asset value, end of period.........      $11.69          $11.46        $11.58        $10.90        $11.91          $12.15
                                             ======          ======        ======        ======        ======          ======
Total Return+..........................        4.40%(1)        4.04%        11.64%        (3.87)%        6.12%           3.27%(1)
Ratios to Average Net Assets:
Expenses (before expense offset).......        0.69%(2)(3)(4)  0.71%(3)(4)   0.72%(3)(4)   0.73%(4)      0.69%(3)(4)     0.66%(2)
Net investment income..................        4.84%(2)(4)     4.74%(4)      5.02%(4)      4.74%(4)      4.74%(4)        5.04%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.............................     $11,405         $10,285       $10,475          $116           $82             $32
Portfolio turnover rate................           7%(1)          11%           21%            3%           24%             10%

---------------------

     *   The date shares were first issued.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Joseph R. Arceiri
Vice President

Dennis Pietrzak
Vice President

Timothy Haney
Treasurer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
NEW YORK TAX-FREE
INCOME FUND

37935RPT-7553G02-ANP-7/02


Semiannual Report
June 30, 2002